OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – High Income Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 88.7%
Aerospace & Defense 2.4%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$1,254,000	$1,247,730
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,673,000	1,840,300
Oshkosh Corp.
03/01/20	8.500%	811,000	908,320
TransDigm, Inc. (a)
10/15/20	5.500%	355,000	370,087
Total			4,366,437
Automotive 1.6%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	298,000	305,450
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	436,000	486,685
Collins & Aikman Products Co. Senior Subordinated Notes (a)(b)(c)(d)
08/15/12	12.875%	620,000	62
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	415,000	431,081
Lear Corp. Escrow Bond (b)(c)(e)(f)
12/01/16	0.000%	595,000	—
Schaeffler Finance BV (a)
Senior Secured
02/15/17	7.750%	275,000	312,125
02/15/19	8.500%	322,000	367,080
Visteon Corp.
04/15/19	6.750%	990,000	1,059,300
Total			2,961,783
Banking 2.6%
Ally Financial, Inc.
02/15/17	5.500%	344,000	372,120
03/15/20	8.000%	2,804,000	3,476,960
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	716,000	812,660
Total			4,661,740
Brokerage 0.3%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	511,000	540,383

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials 1.0%
Building Materials Corp. of America Senior Secured (a)
02/15/20	7.000%	$440,000	$477,400
Gibraltar Industries, Inc. (a)
02/01/21	6.250%	134,000	142,040
Interface, Inc.
12/01/18	7.625%	660,000	714,450
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	254,000	267,335
Nortek, Inc.
04/15/21	8.500%	260,000	288,600
Total			1,889,825
Chemicals 3.5%
Ashland, Inc. (a)
08/15/22	4.750%	264,000	267,300
08/15/22	4.750%	197,000	200,448
Celanese U.S. Holdings LLC
06/15/21	5.875%	163,000	177,670
11/15/22	4.625%	353,000	353,882
Dupont Performance Coatings, Inc. (a)
05/01/21	7.375%	440,000	463,100
Huntsman International LLC
11/15/20	4.875%	203,000	204,523
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	490,000	553,087
Koppers, Inc.
12/01/19	7.875%	565,000	621,500
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	411,000	487,035
04/15/24	5.750%	26,000	30,485
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	424,000	437,780
Nufarm Australia Ltd. (a)
10/15/19	6.375%	64,000	65,600
PQ Corp. Secured (a)
05/01/18	8.750%	1,415,000	1,506,975
Polypore International, Inc.
11/15/17	7.500%	545,000	584,512
Rockwood Specialties Group, Inc.
10/15/20	4.625%	441,000	452,025
Total			6,405,922

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery 2.9%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	$132,000	$143,550
CNH Capital LLC
11/01/16	6.250%	692,000	764,660
Case New Holland, Inc.
12/01/17	7.875%	1,663,000	1,945,710
Columbus McKinnon Corp.
02/01/19	7.875%	188,000	201,160
H&E Equipment Services, Inc. (a)
09/01/22	7.000%	258,000	283,800
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	739,000	779,645
United Rentals North America, Inc.
12/15/19	9.250%	450,000	514,125
05/15/20	7.375%	223,000	247,530
Secured
07/15/18	5.750%	269,000	291,529
Total			5,171,709
Consumer Cyclical Services 1.4%
Corrections Corp. of America (a)(g)
05/01/23	4.625%	263,000	269,246
Goodman Networks, Inc. Senior Secured (a)
07/01/18	13.125%	497,000	551,670
Vivint, Inc. Senior Secured (a)
12/01/19	6.375%	1,632,000	1,619,760
Total			2,440,676
Consumer Products 0.9%
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	176,000	189,860
Revlon Consumer Products Corp. (a)
02/15/21	5.750%	653,000	655,449
Spectrum Brands Escrow Corp. (a)
11/15/20	6.375%	392,000	420,910
11/15/22	6.625%	209,000	226,765
Spectrum Brands, Inc.
03/15/20	6.750%	133,000	143,474
Tempur-Pedic International, Inc. (a)
12/15/20	6.875%	67,000	71,522
Total			1,707,980
Diversified Manufacturing 0.9%
Actuant Corp.
06/15/22	5.625%	261,000	270,788

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	$1,095,000	$1,179,862
Apex Tool Group LLC (a)
02/01/21	7.000%	130,000	137,800
Total			1,588,450
Electric 0.8%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	472,000	547,520
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	601,000	707,678
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	220,000	237,600
Total			1,492,798
Entertainment 1.2%
AMC Entertainment, Inc.
06/01/19	8.750%	952,000	1,044,820
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
03/15/21	5.250%	330,000	327,937
Cinemark USA, Inc. (a)
12/15/22	5.125%	199,000	199,995
Regal Entertainment Group Senior Unsecured
02/01/25	5.750%	128,000	125,760
Speedway Motorsports, Inc.
02/01/19	6.750%	330,000	352,275
Speedway Motorsports, Inc. (a)
02/01/19	6.750%	79,000	84,333
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (b)(c)
07/01/15	9.300%	18,396	18,396
Total			2,153,516
Environmental 0.5%
Clean Harbors, Inc.
08/01/20	5.250%	455,000	469,788
Clean Harbors, Inc. (a)
06/01/21	5.125%	344,000	350,880
Total			820,668
Food and Beverage 1.3%
ARAMARK Corp. (a)
03/15/20	5.750%	400,000	409,000
Cott Beverages, Inc.
09/01/18	8.125%	545,000	595,413

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
HJ Heinz Co. Secured (a)(g)
10/15/20	4.250%	$1,046,000	$1,047,307
Shearer’s Foods, Inc. LLC Senior Secured (a)
11/01/19	9.000%	320,000	350,400
Total			2,402,120
Gaming 2.9%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	267,000	263,663
MGM Resorts International
12/15/21	6.625%	691,000	724,686
MGM Resorts International (a)
10/01/20	6.750%	86,000	91,160
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	554,000	642,640
Seminole Indian Tribe of Florida (a)
Secured
10/01/17	7.750%	500,000	540,000
Senior Secured
10/01/20	6.535%	1,260,000	1,392,300
Seneca Gaming Corp. (a)
12/01/18	8.250%	488,000	522,160
Studio City Finance Ltd. (a)
12/01/20	8.500%	806,000	885,552
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	236,000	209,450
Total			5,271,611
Gas Pipelines 5.5%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	695,000	686,312
El Paso LLC
Senior Secured
06/01/18	7.250%	322,000	369,898
09/15/20	6.500%	1,041,000	1,150,305
01/15/32	7.750%	1,355,000	1,516,458
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	1,102,000	1,203,935
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	457,000	493,560
02/15/23	5.500%	560,000	586,600
07/15/23	4.500%	280,000	274,050
Northwest Pipeline GP Senior Unsecured
12/01/25	7.125%	150,000	194,301
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	705,000	770,212
07/15/21	6.500%	848,000	932,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Sabine Pass Liquefaction LLC Senior Secured (a)
02/01/21	5.625%	$483,000	$501,113
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	859,000	869,737
Tesoro Logistics LP/Finance Corp. Senior Unsecured (a)
10/01/20	5.875%	303,000	320,044
Total			9,869,325
Health Care 6.4%
Amsurg Corp. (a)
11/30/20	5.625%	207,000	217,868
Biomet, Inc. (a)
08/01/20	6.500%	517,000	548,666
CHS/Community Health Systems, Inc.
11/15/19	8.000%	530,000	586,975
07/15/20	7.125%	482,000	522,970
Senior Secured
08/15/18	5.125%	618,000	647,355
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	882,000	981,225
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	341,000	354,214
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	164,000	179,990
01/31/22	5.875%	277,000	309,201
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	136,000	155,040
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	824,000	878,590
HCA, Inc.
05/01/23	5.875%	459,000	477,360
Senior Secured
02/15/20	6.500%	1,240,000	1,398,875
05/01/23	4.750%	220,000	218,900
Health Management Associates, Inc.
01/15/20	7.375%	357,000	391,807
Hologic, Inc. (a)
08/01/20	6.250%	100,000	106,375
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	289,000	301,282
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	422,000	475,805

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
STHI Holding Corp. Secured (a)
03/15/18	8.000%	$198,000	$216,315
Tenet Healthcare Corp. (a)
Senior Secured
06/01/20	4.750%	794,000	797,970
04/01/21	4.500%	26,000	25,480
Universal Hospital Services, Inc.
Secured
08/15/20	7.625%	254,000	273,368
Universal Hospital Services, Inc. (a)
Secured
08/15/20	7.625%	205,000	221,144
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	800,000	851,000
02/01/19	7.750%	489,000	523,230
Total			11,661,005
Home Construction 1.2%
Ashton Woods U.S.A. LLC/Finance Co. (a)
02/15/21	6.875%	213,000	215,663
KB Home
03/15/20	8.000%	210,000	242,025
09/15/22	7.500%	164,000	184,910
Meritage Homes Corp.
04/01/22	7.000%	198,000	220,522
Meritage Homes Corp. (a)
03/01/18	4.500%	281,000	280,297
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	333,000	373,792
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	428,000	459,030
04/15/20	7.750%	131,000	140,498
Total			2,116,737
Independent Energy 11.2%
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	519,000	568,305
Chaparral Energy, Inc.
09/01/21	8.250%	260,000	294,450
11/15/22	7.625%	60,000	65,400
Chesapeake Energy Corp.
08/15/20	6.625%	1,219,000	1,331,757
02/15/21	6.125%	993,000	1,056,304
Chesapeake Energy Corp. (g)
03/15/23	5.750%	289,000	292,974
Comstock Resources, Inc.
06/15/20	9.500%	799,000	874,905
Concho Resources, Inc.
01/15/21	7.000%	806,000	886,600
01/15/22	6.500%	382,000	416,380
04/01/23	5.500%	227,000	235,513
Continental Resources, Inc.
10/01/19	8.250%	65,000	72,313

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
10/01/20	7.375%	$377,000	$425,067
04/01/21	7.125%	145,000	164,031
09/15/22	5.000%	1,843,000	1,958,187
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (a)
12/15/17	8.125%	278,000	291,900
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	82,000	90,610
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	802,000	926,310
Halcon Resources Corp. (a)
05/15/21	8.875%	612,000	659,430
Kodiak Oil & Gas Corp.
12/01/19	8.125%	1,567,000	1,770,710
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	252,000	263,970
Laredo Petroleum, Inc.
02/15/19	9.500%	863,000	975,190
05/01/22	7.375%	570,000	624,150
MEG Energy Corp. (a)
03/15/21	6.500%	317,000	337,605
01/30/23	6.375%	316,000	328,640
Oasis Petroleum, Inc.
02/01/19	7.250%	676,000	733,460
11/01/21	6.500%	670,000	730,300
01/15/23	6.875%	428,000	470,800
Plains Exploration & Production Co.
02/15/23	6.875%	620,000	702,150
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	940,000	1,069,250
10/01/22	5.375%	145,000	150,438
05/01/23	5.250%	943,000	966,575
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	264,000	288,420
01/01/23	6.500%	204,000	223,380
Whiting Petroleum Corp.
10/01/18	6.500%	32,000	34,400
Total			20,279,874
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	206,000	228,660
Media Cable 4.9%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	1,681,000	1,878,517
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	835,000	939,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	$910,000	$899,763
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	446,000	462,725
DISH DBS Corp.
09/01/19	7.875%	768,000	910,080
06/01/21	6.750%	1,161,000	1,288,710
07/15/22	5.875%	163,000	170,946
DISH DBS Corp. (a)
03/15/23	5.000%	96,000	94,440
Lynx I Corp. Senior Secured (a)
04/15/21	5.375%	1,201,000	1,252,042
Quebecor Media, Inc. (a)
Senior Unsecured
01/15/23	5.750%	376,000	383,520
Quebecor Media, Inc. (a)(b)(c)
01/15/49	9.750%	1,855,000	74,571
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/23	5.500%	497,000	510,668
Videotron Ltd.
07/15/22	5.000%	3,000	3,045
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	14,000	14,630
Total			8,883,032
Media Non-Cable 6.0%
AMC Networks, Inc.
07/15/21	7.750%	997,000	1,127,856
12/15/22	4.750%	473,000	470,635
Clear Channel Worldwide Holdings, Inc. (a)
11/15/22	6.500%	610,000	635,925
11/15/22	6.500%	2,028,000	2,139,540
DigitalGlobe, Inc. (a)
02/01/21	5.250%	208,000	206,700
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	433,000	475,218
Intelsat Jackson Holdings SA
04/01/19	7.250%	580,000	633,650
10/15/20	7.250%	561,000	616,399
MDC Partners, Inc. (a)
04/01/20	6.750%	521,000	526,210
National CineMedia LLC Senior Secured
04/15/22	6.000%	435,000	466,538
Nielsen Finance LLC/Co. (a)
10/01/20	4.500%	1,088,000	1,086,640

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Starz LLC/Finance Corp.
09/15/19	5.000%	$202,000	$208,060
Univision Communications, Inc. (a)
Senior Secured
05/15/19	6.875%	473,000	506,110
11/01/20	7.875%	1,075,000	1,185,187
09/15/22	6.750%	524,000	565,920
Ziff Davis Media, Inc. (b)(c)(d)
12/15/11	13.500%	68,749	1,794
Total			10,852,382
Metals 4.0%
Alpha Natural Resources, Inc.
04/15/18	9.750%	673,000	721,792
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	237,000	249,172
02/25/22	6.750%	395,000	432,232
Arch Coal, Inc. (a)
06/15/19	9.875%	565,000	579,125
CONSOL Energy, Inc.
04/01/20	8.250%	225,000	249,188
Calcipar SA Senior Secured (a)
05/01/18	6.875%	834,000	888,210
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	1,253,000	1,350,107
Inmet Mining Corp. (a)
06/01/20	8.750%	1,000,000	1,110,000
06/01/21	7.500%	273,000	295,523
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	417,000	442,020
Neenah Foundry Co. Secured PIK
07/29/15	15.000%	271,397	265,969
Peabody Energy Corp.
11/15/21	6.250%	562,000	584,480
Total			7,167,818
Non-Captive Consumer 0.2%
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	439,000	441,195
Non-Captive Diversified 4.0%
AerCap Aviation Solutions BV
05/30/17	6.375%	473,000	507,884
Air Lease Corp.
03/01/20	4.750%	831,000	851,775
CIT Group, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
Senior Unsecured
05/15/20	5.375%	$394,000	$432,415
08/15/22	5.000%	228,000	243,456
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	695,000	792,300
Senior Unsecured
02/15/19	5.500%	1,174,000	1,288,465
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	86,000	85,785
04/01/19	5.875%	509,000	549,799
12/15/20	8.250%	1,546,000	1,893,850
04/15/21	4.625%	144,000	143,640
01/15/22	8.625%	401,000	510,272
Total			7,299,641
Oil Field Services 1.0%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	799,000	868,913
Oil States International, Inc.
06/01/19	6.500%	557,000	595,990
Oil States International, Inc. (a)
01/15/23	5.125%	395,000	395,000
Total			1,859,903
Other Financial Institutions 0.1%
FTI Consulting, Inc. (a)
11/15/22	6.000%	163,000	172,373
Other Industry 0.6%
Interline Brands, Inc.
11/15/18	7.500%	694,000	752,990
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	275,000	281,875
Total			1,034,865
Packaging 1.2%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (a)
11/15/20	7.000%	314,000	323,420
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	287,000	314,624
Senior Secured
08/15/19	7.875%	413,000	455,332
10/15/20	5.750%	1,035,000	1,054,406
Total			2,147,782
Paper 0.3%
Graphic Packaging International, Inc. (g)
04/15/21	4.750%	447,000	453,705

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals 0.6%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	$185,000	$212,287
Valeant Pharmaceuticals International, Inc. Senior Notes (a)
10/15/20	6.375%	138,000	145,504
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	687,000	724,785
Total			1,082,576
Property & Casualty —%
Lumbermens Mutual Casualty Co. (a)(d)
12/01/97	8.450%	30,000	14
Subordinated Notes
07/01/26	9.150%	645,000	290
Total			304
Retailers 1.2%
AutoNation, Inc.
02/01/20	5.500%	37,000	40,145
Claire’s Stores, Inc. Senior Secured (a)
03/15/20	6.125%	234,000	239,850
L Brands, Inc.
02/15/22	5.625%	649,000	687,940
Penske Automotive Group, Inc. (a)
10/01/22	5.750%	331,000	345,067
Rite Aid Corp. Senior Secured
08/15/20	8.000%	640,000	723,200
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	180,000	199,350
Total			2,235,552
Technology 5.9%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	432,000	448,200
04/01/20	6.375%	245,000	263,988
Amkor Technology, Inc. Senior Unsecured
06/01/21	6.625%	700,000	707,000
Anixter, Inc.
05/01/19	5.625%	131,000	139,515
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	520,000	569,400
CDW LLC/Finance Corp.
04/01/19	8.500%	133,000	147,963
Senior Secured
12/15/18	8.000%	560,000	624,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Cardtronics, Inc.
09/01/18	8.250%	$93,000	$101,835
CyrusOne LLP/Finance Corp. (a)
11/15/22	6.375%	441,000	461,947
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	194,000	195,455
07/15/21	7.000%	245,000	271,337
04/01/23	5.375%	700,000	708,750
First Data Corp. (a)
Secured
01/15/21	8.250%	914,000	950,560
Senior Secured
06/15/19	7.375%	885,000	942,525
08/15/20	8.875%	165,000	184,388
11/01/20	6.750%	695,000	726,275
Flextronics International Ltd. (a)
02/15/20	4.625%	374,000	377,740
02/15/23	5.000%	298,000	297,255
Interactive Data Corp.
08/01/18	10.250%	880,000	1,001,000
NXP BV/Funding LLC (a)
02/15/21	5.750%	485,000	503,187
Senior Unsecured
03/15/23	5.750%	233,000	237,660
Nuance Communications, Inc. (a)
08/15/20	5.375%	889,000	897,890
Total			10,758,270
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	290,000	342,203
Avis Budget Car Rental LLC/Finance, Inc. (a)(g)
04/01/23	5.500%	143,000	142,642
Hertz Corp. (The)
10/15/20	5.875%	80,000	84,400
01/15/21	7.375%	606,000	674,175
Total			1,243,420
Wireless 5.2%
Cricket Communications, Inc.
10/15/20	7.750%	278,000	277,305
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	705,000	717,338
MetroPCS Wireless, Inc. (a)
04/01/23	6.625%	330,000	336,600
NII International Telecom SARL (a)
08/15/19	11.375%	1,634,000	1,707,530
SBA Telecommunications, Inc. (a)
07/15/20	5.750%	871,000	905,840
Sprint Capital Corp.
11/15/28	6.875%	1,205,000	1,232,112

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Sprint Nextel Corp. (a)
11/15/18	9.000%	$2,277,000	$2,814,941
03/01/20	7.000%	254,000	295,910
Wind Acquisition Finance SA Senior Secured (a)
02/15/18	7.250%	1,041,000	1,085,243
Total			9,372,819
Wirelines 4.2%
CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	330,000	337,425
06/15/21	6.450%	1,078,000	1,142,680
03/15/22	5.800%	787,000	796,837
Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%	772,000	874,290
07/01/21	9.250%	575,000	659,813
04/15/22	8.750%	190,000	211,375
Frontier Communications Corp. (g)
Senior Unsecured
04/15/24	7.625%	207,000	212,951
Level 3 Communications, Inc. Senior Unsecured (a)
06/01/19	8.875%	92,000	100,510
Level 3 Financing, Inc.
04/01/19	9.375%	936,000	1,049,443
07/01/19	8.125%	558,000	613,800
Windstream Corp.
10/15/20	7.750%	1,177,000	1,277,045
06/01/22	7.500%	365,000	390,550
Total			7,666,719
Total Corporate Bonds & Notes (Cost: $150,807,859)			$160,703,575

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated Notes (b)(c)(d)
06/12/15	4.750%	296,350	30
Total Convertible Bonds (Cost: $—)			$30

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 5.9%
Chemicals 0.5%
Dupont Performance Coatings, Inc. Tranche B Term Loan (h)(i)
01/03/20	4.750%	$227,000	$229,933

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
PQ Corp. Term Loan (g)(h)(i)
08/07/17	5.250%	$661,342	$668,372
Total			898,305
Construction Machinery 0.5%
CPM Acquisition Corp. (h)(i)
1st Lien Term Loan
08/29/17	6.250%	561,180	563,638
2nd Lien Term Loan
03/01/18	10.250%	362,000	363,810
Total			927,448
Consumer Cyclical Services 0.4%
New Breed, Inc. Term Loan (h)(i)
10/01/19	6.000%	639,398	642,595
Consumer Products 0.6%
Serta Simmons Holdings LLC Term Loan (h)(i)
10/01/19	5.000%	364,000	368,732
Spectrum Brands, Inc. Term Loan (h)(i)
12/17/19	4.500%	74,812	75,841
Sun Products Corp. (The) Tranche B Term Loan (g)(h)(i)
03/06/20	5.500%	557,000	561,874
Total			1,006,447
Diversified Manufacturing 0.1%
Apex Tool Group LLC Term Loan (h)(i)
01/08/20	4.500%	89,000	90,137
Electric —%
BHM Technologies LLC Term Loan (b)(c)(d)(h)(i)
11/26/13	6.313%	386,034	1,042
Food and Beverage 0.1%
Hostess Brands, Inc. 1st Lien Term Loan (g)(h)(i)
02/25/20	6.750%	255,000	260,738

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming 0.1%
ROC Finance LLC Tranche B Term Loan (g)(h)(i)
03/15/19	5.000%	$256,000	$257,121
Health Care 0.4%
ConvaTec, Inc. Term Loan (h)(i)
12/22/16	5.000%	79,000	80,126
United Surgical Partners International, Inc. (g)(h)(i)
Term Loan
02/04/19	4.750%	564,000	564,468
Tranche B Term Loan
04/02/19	5.030%	107,730	108,235
Total			752,829
Life Insurance 0.1%
Alliant Holdings I, Inc. Term Loan (h)(i)
12/20/19	5.000%	238,000	240,777
Media Cable 0.2%
WideOpenWest Finance LLC Term Loan (h)(i)
07/17/18	6.250%	401,963	405,918
Metals 0.7%
FMG Resources August 2006 Proprietary Ltd. Term Loan (h)(i)
10/16/17	5.250%	1,270,908	1,285,320
Oil Field Services 0.1%
Vantage Drilling Co. 2nd Lien Term Loan (g)(h)(i)
03/28/19	5.750%	134,000	134,503
Property & Casualty 0.8%
Asurion LLC Tranche B1 Term Loan (h)(i)
05/24/19	4.500%	437,902	442,229
Lonestar Intermediate Super Holdings LLC Term Loan (h)(i)
09/02/19	11.000%	910,000	974,273
Total			1,416,502

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers 0.2%
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (g)(h)(i)
02/21/20	5.750%	$340,000	$351,900
Technology 1.0%
Ancestry.com, Inc. Term Loan (h)(i)
12/28/18	7.000%	811,965	813,849
Blue Coat Systems, Inc. Term Loan (h)(i)
02/08/18	5.750%	380,090	382,705
Freescale Semiconductor, Inc. Tranche B4 Term Loan (g)(h)(i)
03/01/20	5.000%	670,487	671,955
Total			1,868,509
Wirelines 0.1%
Integra Telecom Holdings, Inc. Term Loan (g)(h)(i)
02/06/19	6.000%	169,000	171,140
Total Senior Loans (Cost: $11,439,852)			$10,711,231

Issuer		Shares	Value

Common Stocks 0.2%
CONSUMER DISCRETIONARY 0.1%
Auto Components 0.1%
Lear Corp.		404	$22,167
Media —%
Haights Cross Communications, Inc. (b)(c)(f)		27,056	—
Ziff Davis Holdings, Inc. (b)(c)(j)		553	6
Total			6
TOTAL CONSUMER DISCRETIONARY			22,173
INDUSTRIALS —%
Airlines —%
Delta Air Lines, Inc. (j)		399	6,588
Building Products —%
BHM Technologies LLC (b)(c)		35,922	359

Issuer		Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail —%
Quality Distribution, Inc. (j)		195	$1,640
Total			8,587
INFORMATION TECHNOLOGY —%
Communications Equipment —%
Loral Space & Communications, Inc.		6	371
TOTAL INFORMATION TECHNOLOGY			371
MATERIALS 0.1%
Metals & Mining 0.1%
48esc7Neenah Enterprises, Inc. (b)(c)(j)		45,482	188,750
TOTAL MATERIALS			188,750
UTILITIES —%
Independent Power Producers & Energy Traders —%
Calpine Corp. Escrow (b)(c)(f)		6,049,000	—
Total Common Stocks (Cost: $695,300)			$219,881

Preferred Stocks —%
INDUSTRIALS —%
Industrial Conglomerates —%
BHM Technologies LLC (b)(c)(j)		430	$4
Total Preferred Stocks (Cost: $23)			$4

Warrants —%
CONSUMER DISCRETIONARY —%
Auto Components —%
Lear Corp.		45	$4,990
Media —%
ION Media Networks, Inc. (b)(c)(f)(j)
12/18/16	0.000%	61	—
ION Media Networks, Inc. (b)(c)(j)

Issuer		Shares	Value

Warrants (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
12/18/16	0.000%	62	$1
Total			1
Total			4,991
Total Warrants (Cost: $316,604)			$4,991

	Shares	Value

Money Market Funds 3.8%
Columbia Short-Term Cash Fund, 0.126% (k)(l)	6,941,954	$6,941,954
Total Money Market Funds (Cost: $6,941,954)		$6,941,954
Total Investments
(Cost: $170,201,592) (m)		$178,581,666(n)
Other Assets & Liabilities, Net		2,625,945
Net Assets		$181,207,611

Investments in Derivatives Futures Contracts Outstanding at March 31, 2013

At March 31, 2013, $75,900 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 10-year	(69)	(9,106,922)	June 2013	—	(26,924)
Total		(9,106,922)		—	(26,924)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of these securities amounted to $62,247,568 or 34.35% of net assets.

(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2013 was $285,015, representing 0.16% of net assets. Information concerning such security holdings at March 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
At Home Corp.
Subordinated Notes
4.750% 06/12/15	07-26-05	—
BHM Technologies LLC
Term Loan
6.313% 11/26/13	06-21-07 - 03-31-10	951,580
BHM Technologies LLC	07-21-06	1,940
BHM Technologies LLC	07-21-06	23
Calpine Corp. Escrow	09-29-11	—
Collins & Aikman Products Co.
Senior Subordinated Notes
12.875% 08/15/12	08-12-04 - 04-12-05	488,810
Haights Cross Communications, Inc.	01-15-04 - 02-03-06	307,972
ION Media Networks, Inc.
12/18/16	12-19-05 - 04-14-09	159,589
12/18/16	12-19-05 - 04-14-09	157,015
Lear Corp. Escrow Bond
0.000% 12/01/16	11-20-06 - 07-24-08	—
Neenah Enterprises, Inc.	08-02-10	385,233
Quebecor Media, Inc.
9.750% 01/15/49	01-17-07 - 07-24-08	17,007
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	01-27-03	17,858
Ziff Davis Holdings, Inc.	07-01-08	6
Ziff Davis Media, Inc.
13.500% 12/15/11	07-01-08 - 04-15-11	53,372

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2013, the value of these securities amounted to $285,015, which represents 0.16% of net assets.

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2013, the value of these securities amounted to $3,232, which represents less than 0.01% of net assets.

(e)	Zero coupon bond.
(f)	Negligible market value.
(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)	Variable rate security.
(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	Non-income producing.
(k)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,180,012	15,129,884	(13,367,942)	—	6,941,954	1,728	6,941,954

(m)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $170,202,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,940,000
Unrealized Depreciation	(2,560,000)
Net Unrealized Appreciation	$8,380,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Aerospace & Defense	—	4,366,437	—	4,366,437
Automotive	—	2,961,721	62	2,961,783
Banking	—	4,661,740	—	4,661,740
Brokerage	—	540,383	—	540,383
Building Materials	—	1,889,825	—	1,889,825
Chemicals	—	6,405,922	—	6,405,922
Construction Machinery	—	5,171,709	—	5,171,709
Consumer Cyclical Services	—	2,440,676	—	2,440,676
Consumer Products	—	1,707,980	—	1,707,980
Diversified Manufacturing	—	1,870,325	—	1,870,325
Electric	—	1,492,798	—	1,492,798
Entertainment	—	2,135,120	18,396	2,153,516
Environmental	—	820,668	—	820,668
Food and Beverage	—	2,402,120	—	2,402,120
Gaming	—	5,271,611	—	5,271,611
Gas Pipelines	—	9,869,325	—	9,869,325
Health Care	—	11,661,005	—	11,661,005
Home Construction	—	2,116,737	—	2,116,737
Independent Energy	—	20,279,874	—	20,279,874
Lodging	—	228,660	—	228,660
Media Cable	—	8,808,461	74,571	8,883,032
Media Non-Cable	—	10,850,588	1,794	10,852,382
Metals	—	7,167,818	—	7,167,818
Non-Captive Consumer	—	441,195	—	441,195
Non-Captive Diversified	—	7,299,641	—	7,299,641
Oil Field Services	—	1,859,903	—	1,859,903
Other Financial Institutions	—	172,373	—	172,373
Other Industry	—	752,990	—	752,990
Packaging	—	2,147,782	—	2,147,782
Paper	—	453,705	—	453,705
Pharmaceuticals	—	1,082,576	—	1,082,576
Property & Casualty	—	304	—	304
Retailers	—	2,235,552	—	2,235,552
Technology	—	10,758,270	—	10,758,270
Transportation Services	—	1,243,420	—	1,243,420
Wireless	—	9,372,819	—	9,372,819
Wirelines	—	7,666,719	—	7,666,719
Convertible Bonds	—	—	30	30
Total Bonds	—	160,608,752	94,853	160,703,605
Senior Loans
Chemicals	—	898,305	—	898,305
Construction Machinery	—	563,638	363,810	927,448
Consumer Cyclical Services	—	642,595	—	642,595
Consumer Products	—	1,006,447	—	1,006,447
Diversified Manufacturing	—	90,137	—	90,137
Electric	—	—	1,042	1,042
Food and Beverage	—	260,738	—	260,738
Gaming	—	257,121	—	257,121
Health Care	—	752,829	—	752,829
Life Insurance	—	240,777	—	240,777
Media Cable	—	405,918	—	405,918
Metals	—	1,285,320	—	1,285,320
Oil Field Services	—	134,503	—	134,503
Property & Casualty	—	1,416,502	—	1,416,502
Retailers	—	351,900	—	351,900

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Technology	—	1,868,509	—	1,868,509
Wirelines	—	171,140	—	171,140
Total Senior Loans		10,346,379	364,852	10,711,231
Equity Securities
Common Stocks
Consumer Discretionary	22,167	—	6	22,173
Industrials	8,228	—	359	8,587
Information Technology	371	—	—	371
Materials	—	—	188,750	188,750
Preferred Stocks
Industrials	—	—	4	4
Warrants
Consumer Discretionary	4,990	—	1	4,991
Total Equity Securities	35,756	—	189,120	224,876
Other
Money Market Funds	6,941,954	—	—	6,941,954
Total Other	6,941,954	—	—	6,941,954
Investments in Securities	6,977,710	170,955,131	648,825	178,581,666
Derivatives
Liabilities
Futures Contracts	(26,924)	—	—	(26,924)
Total	6,950,786	170,955,131	648,825	178,554,742

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate	Convertible	Senior	Common	Preferred
	Bonds & Notes($)	Bonds ($)	Loans ($)	Stocks ($)	Stocks ($)	Warrants ($)	Total ($)
Balance as of December 31, 2012	98,919	30	1,042	189,115	4	1	289,111
Accrued discounts/premiums	45	—	—	—	—	—	45
Realized gain (loss)	889	—	—	—	—	—	889
Change in unrealized appreciation (depreciation)(a)	(1,039)	—	—	—	—	—	(1,039)
Sales	(129,991)	—	—	—	—	—	(129,991)
Purchases	126,000	—	—	—	—	—	126,000
Transfers into Level 3	—	—	363,810	—	—	—	363,810
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of March 31, 2013	94,823	30	364,852	189,115	4	1	648,825

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2013 was $(1,039).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, senior loans, warrants, common and preferred stock classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain common stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Portfolio of Investments

Columbia Variable Portfolio – Marsico 21st Century Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
CONSUMER DISCRETIONARY 25.3%
Automobiles 1.1%
Tesla Motors, Inc. (a)	35,835	$1,357,788
Hotels, Restaurants & Leisure 8.7%
Chipotle Mexican Grill, Inc. (a)	5,496	1,790,981
Dunkin’ Brands Group, Inc.	54,298	2,002,510
McDonald’s Corp.	38,645	3,852,520
Norwegian Cruise Line Holdings Ltd. (a)	25,467	755,097
Wynn Resorts Ltd.	21,317	2,668,036
Total		11,069,144
Internet & Catalog Retail 0.6%
Expedia, Inc.	13,074	784,571
Media 3.8%
Liberty Global, Inc., Class C (a)	21,806	1,496,546
Viacom, Inc., Class B	52,828	3,252,620
Total		4,749,166
Multiline Retail 2.5%
Dollar Tree, Inc. (a)	64,510	3,124,219
Specialty Retail 7.2%
Foot Locker, Inc.	28,862	988,235
Lowe’s Companies, Inc.	96,955	3,676,533
Monro Muffler Brake, Inc.	16,414	651,800
Ross Stores, Inc.	36,231	2,196,323
Tractor Supply Co.	15,321	1,595,376
Total		9,108,267
Textiles, Apparel & Luxury Goods 1.4%
Ralph Lauren Corp.	10,773	1,823,977
TOTAL CONSUMER DISCRETIONARY		32,017,132
CONSUMER STAPLES 6.8%
Beverages 1.5%
Constellation Brands, Inc., Class A (a)	40,331	1,921,369
Food Products 4.2%
Green Mountain Coffee Roasters, Inc. (a)	35,017	1,987,565
Mondelez International, Inc., Class A	92,929	2,844,557
Pinnacle Foods, Inc. (a)	22,398	497,459
Total		5,329,581

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 1.1%
Church & Dwight Co., Inc.	20,710	$1,338,487
TOTAL CONSUMER STAPLES		8,589,437
ENERGY 3.2%
Energy Equipment & Services 3.2%
Halliburton Co.	34,438	1,391,640
Schlumberger Ltd.	36,197	2,710,793
Total		4,102,433
TOTAL ENERGY		4,102,433
FINANCIALS 9.2%
Capital Markets 0.7%
Morgan Stanley	40,155	882,607
Commercial Banks 2.8%
BankUnited, Inc.	48,401	1,240,034
City National Corp.	28,755	1,693,957
Columbia Banking System, Inc.	31,331	688,655
Total		3,622,646
Consumer Finance 1.0%
Capital One Financial Corp.	23,073	1,267,861
Diversified Financial Services 2.6%
Citigroup, Inc.	74,204	3,282,785
Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	34,431	2,648,433
TOTAL FINANCIALS		11,704,332
HEALTH CARE 12.4%
Biotechnology 9.5%
Alkermes PLC (a)	70,081	1,661,620
Biogen Idec, Inc. (a)	24,548	4,735,555
BioMarin Pharmaceutical, Inc. (a)	15,434	960,921
Gilead Sciences, Inc. (a)	95,837	4,689,304
Total		12,047,400
Health Care Equipment & Supplies 2.9%
Hologic, Inc. (a)	68,705	1,552,733

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc. (a)	4,393	$2,157,798
Total		3,710,531
TOTAL HEALTH CARE		15,757,931
INDUSTRIALS 21.2%
Aerospace & Defense 5.2%
Precision Castparts Corp.	19,987	3,789,935
TransDigm Group, Inc.	18,606	2,845,230
Total		6,635,165
Commercial Services & Supplies 1.0%
Copart, Inc. (a)	34,867	1,195,241
Machinery 3.8%
Cummins, Inc.	17,320	2,005,829
Pentair Ltd.	53,980	2,847,445
Total		4,853,274
Professional Services 3.9%
IHS, Inc., Class A (a)	23,186	2,428,038
Nielsen Holdings NV	70,527	2,526,277
Total		4,954,315
Road & Rail 2.2%
Genesee & Wyoming, Inc., Class A (a)	29,863	2,780,544
Trading Companies & Distributors 5.1%
MRC Global, Inc. (a)	69,451	2,287,021
United Rentals, Inc. (a)	23,705	1,303,064
WW Grainger, Inc.	12,718	2,861,296
Total		6,451,381
TOTAL INDUSTRIALS		26,869,920
INFORMATION TECHNOLOGY 15.6%
Internet Software & Services 7.4%
Equinix, Inc. (a)	11,675	2,525,419

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Facebook, Inc., Class A (a)	41,597	$1,064,051
Google, Inc., Class A (a)	4,712	3,741,470
VeriSign, Inc. (a)	28,736	1,358,638
Yahoo!, Inc. (a)	27,409	644,934
Total		9,334,512
IT Services 5.5%
Accenture PLC, Class A	25,610	1,945,591
FleetCor Technologies, Inc. (a)	22,412	1,718,328
Mastercard, Inc., Class A	6,175	3,341,478
Total		7,005,397
Software 2.7%
Red Hat, Inc. (a)	38,042	1,923,404
Salesforce.com, Inc. (a)	8,515	1,522,737
Total		3,446,141
TOTAL INFORMATION TECHNOLOGY		19,786,050
MATERIALS 4.8%
Chemicals 4.8%
LyondellBasell Industries NV, Class A	38,030	2,406,919
Monsanto Co.	34,762	3,671,910
Total		6,078,829
TOTAL MATERIALS		6,078,829
Total Common Stocks (Cost: $99,039,115)		$124,906,064

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	3,053,102	$3,053,102
Total Money Market Funds (Cost: $3,053,102)		$3,053,102
Total Investments (Cost: $102,092,217) (d)		$127,959,166(e)
Other Assets & Liabilities, Net		(1,151,042)
Net Assets		$126,808,124

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,696,987	17,127,428	(21,771,313)	—	3,053,102	1,893	3,053,102

(d)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $102,092,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$26,168,000
Unrealized Depreciation	(301,000)
Net Unrealized Appreciation	$25,867,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	32,017,132	—	—	32,017,132
Consumer Staples	8,589,437	—	—	8,589,437
Energy	4,102,433	—	—	4,102,433
Financials	11,704,332	—	—	11,704,332
Health Care	15,757,931	—	—	15,757,931
Industrials	26,869,920	—	—	26,869,920
Information Technology	19,786,050	—	—	19,786,050
Materials	6,078,829	—	—	6,078,829
Total Equity Securities	124,906,064	—	—	124,906,064
Other
Money Market Funds	3,053,102	—	—	3,053,102
Total Other	3,053,102	—	—	3,053,102
Total	127,959,166	—	—	127,959,166

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico Focused Equities Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%
CONSUMER DISCRETIONARY 25.8%
Hotels, Restaurants & Leisure 9.4%
Chipotle Mexican Grill, Inc. (a)	3,971	$1,294,030
McDonald’s Corp.	14,129	1,408,520
Starbucks Corp.	24,689	1,406,285
Wynn Resorts Ltd.	16,693	2,089,296
Total		6,198,131
Media 2.2%
Comcast Corp., Class A	33,564	1,410,024
Specialty Retail 11.3%
AutoZone, Inc. (a)	4,228	1,677,544
Home Depot, Inc. (The)	33,755	2,355,424
Lowe’s Companies, Inc.	37,411	1,418,625
TJX Companies, Inc.	43,371	2,027,594
Total		7,479,187
Textiles, Apparel & Luxury Goods 2.9%
Nike, Inc., Class B	32,755	1,932,872
TOTAL CONSUMER DISCRETIONARY		17,020,214
CONSUMER STAPLES 6.1%
Beverages 3.1%
Anheuser-Busch InBev NV, ADR	20,207	2,011,607
Food & Staples Retailing 3.0%
Wal-Mart Stores, Inc.	26,712	1,998,859
TOTAL CONSUMER STAPLES		4,010,466
ENERGY 6.2%
Energy Equipment & Services 2.4%
Schlumberger Ltd.	20,596	1,542,434
Oil, Gas & Consumable Fuels 3.8%
Kinder Morgan, Inc.	65,476	2,532,612
TOTAL ENERGY		4,075,046
FINANCIALS 15.0%
Commercial Banks 4.1%
Wells Fargo & Co.	72,612	2,685,918

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance 2.8%
American Express Co.	27,888	$1,881,324
Diversified Financial Services 3.1%
Citigroup, Inc.	46,753	2,068,353
Insurance 3.0%
American International Group, Inc. (a)	51,360	1,993,795
Real Estate Investment Trusts (REITs) 2.0%
American Tower Corp.	17,053	1,311,717
TOTAL FINANCIALS		9,941,107
HEALTH CARE 17.8%
Biotechnology 12.6%
Biogen Idec, Inc. (a)	18,590	3,586,197
Celgene Corp. (a)	8,712	1,009,808
Gilead Sciences, Inc. (a)	75,984	3,717,897
Total		8,313,902
Health Care Equipment & Supplies 0.4%
Intuitive Surgical, Inc. (a)	566	278,013
Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	76,635	3,156,596
TOTAL HEALTH CARE		11,748,511
INDUSTRIALS 6.8%
Aerospace & Defense 3.1%
Precision Castparts Corp.	10,698	2,028,555
Machinery 1.3%
Cummins, Inc.	7,544	873,671
Road & Rail 2.4%
Union Pacific Corp.	11,346	1,615,784
TOTAL INDUSTRIALS		4,518,010
INFORMATION TECHNOLOGY 17.8%
Internet Software & Services 10.4%
eBay, Inc. (a)	52,348	2,838,309

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Equinix, Inc. (a)	5,959	$1,288,991
Google, Inc., Class A (a)	3,498	2,777,517
Total		6,904,817
IT Services 7.4%
Accenture PLC, Class A	25,646	1,948,327
Visa, Inc., Class A	17,278	2,934,495
Total		4,882,822
TOTAL INFORMATION TECHNOLOGY		11,787,639
MATERIALS 3.6%
Chemicals 3.6%
Monsanto Co.	22,746	2,402,660
TOTAL MATERIALS		2,402,660
Total Common Stocks (Cost: $50,101,175)		$65,503,653

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	1,377,214	$1,377,214
Total Money Market Funds (Cost: $1,377,214)		$1,377,214
Total Investments (Cost: $51,478,389) (d)		$66,880,867(e)
Other Assets & Liabilities, Net		(820,509)
Net Assets		$66,060,358

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,692,545	7,764,002	(10,079,333)	—	1,377,214	1,001	1,377,214

(d)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $51,478,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,475,000
Unrealized Depreciation	(72,000)
Net Unrealized Appreciation	$15,403,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	17,020,214	—	—	17,020,214
Consumer Staples	4,010,466	—	—	4,010,466
Energy	4,075,046	—	—	4,075,046
Financials	9,941,107	—	—	9,941,107
Health Care	11,748,511	—	—	11,748,511
Industrials	4,518,010	—	—	4,518,010
Information Technology	11,787,639	—	—	11,787,639
Materials	2,402,660	—	—	2,402,660
Total Equity Securities	65,503,653	—	—	65,503,653
Other
Money Market Funds	1,377,214	—	—	1,377,214
Total Other	1,377,214	—	—	1,377,214
Total	66,880,867	—	—	66,880,867

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico Growth Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
CONSUMER DISCRETIONARY 30.7%
Hotels, Restaurants & Leisure 9.9%
Chipotle Mexican Grill, Inc. (a)	8,552	$2,786,840
McDonald’s Corp.	72,910	7,268,398
Starbucks Corp.	83,373	4,748,926
Starwood Hotels & Resorts Worldwide, Inc.	102,229	6,515,054
Wynn Resorts Ltd.	56,484	7,069,538
Total		28,388,756
Internet & Catalog Retail 1.2%
priceline.com, Inc. (a)	5,118	3,520,826
Media 6.6%
CBS Corp., Class B Non Voting	184,904	8,633,168
Comcast Corp., Class A	146,601	6,158,708
Liberty Global, Inc., Class A (a)	55,584	4,079,865
Total		18,871,741
Specialty Retail 9.8%
AutoZone, Inc. (a)	19,956	7,917,942
Home Depot, Inc. (The)	83,906	5,854,961
Lowe’s Companies, Inc.	220,793	8,372,470
TJX Companies, Inc.	126,471	5,912,519
Total		28,057,892
Textiles, Apparel & Luxury Goods 3.2%
lululemon athletica, Inc. (a)	51,430	3,206,661
Nike, Inc., Class B	102,932	6,074,017
Total		9,280,678
TOTAL CONSUMER DISCRETIONARY		88,119,893
CONSUMER STAPLES 3.2%
Beverages 1.2%
Anheuser-Busch InBev NV, ADR	34,766	3,460,955
Food & Staples Retailing 2.0%
Wal-Mart Stores, Inc.	77,532	5,801,720
TOTAL CONSUMER STAPLES		9,262,675
ENERGY 4.5%
Energy Equipment & Services 3.0%
Schlumberger Ltd.	113,108	8,470,658
Oil, Gas & Consumable Fuels 1.5%
Kinder Morgan, Inc.	111,917	4,328,949

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
TOTAL ENERGY		12,799,607
FINANCIALS 10.3%
Commercial Banks 3.1%
Wells Fargo & Co.	243,134	$8,993,527
Consumer Finance 2.1%
American Express Co.	87,997	5,936,278
Diversified Financial Services 2.7%
Citigroup, Inc.	176,579	7,811,855
Insurance 0.6%
American International Group, Inc. (a)	42,533	1,651,131
Real Estate Investment Trusts (REITs) 1.8%
American Tower Corp.	68,094	5,237,790
TOTAL FINANCIALS		29,630,581
HEALTH CARE 16.6%
Biotechnology 11.1%
Biogen Idec, Inc. (a)	64,028	12,351,642
Celgene Corp. (a)	38,168	4,424,053
Gilead Sciences, Inc. (a)	311,338	15,233,768
Total		32,009,463
Health Care Equipment & Supplies 1.1%
Intuitive Surgical, Inc. (a)	6,363	3,125,442
Pharmaceuticals 4.4%
Bristol-Myers Squibb Co.	308,732	12,716,671
TOTAL HEALTH CARE		47,851,576
INDUSTRIALS 13.7%
Aerospace & Defense 3.5%
Precision Castparts Corp.	34,927	6,622,858
Rolls-Royce Holdings PLC	192,186	3,299,792
Total		9,922,650
Industrial Conglomerates 1.2%
Danaher Corp.	53,748	3,340,438

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 3.4%
Cummins, Inc.	24,994	$2,894,555
Pentair Ltd.	133,187	7,025,614
Total		9,920,169
Road & Rail 3.1%
CSX Corp.	115,761	2,851,193
Union Pacific Corp.	41,926	5,970,682
Total		8,821,875
Trading Companies & Distributors 2.5%
United Rentals, Inc. (a)	28,290	1,555,101
WW Grainger, Inc.	25,577	5,754,314
Total		7,309,415
TOTAL INDUSTRIALS		39,314,547
INFORMATION TECHNOLOGY 15.6%
Communications Equipment 1.8%
Motorola Solutions, Inc.	34,145	2,186,304
QUALCOMM, Inc.	43,614	2,919,957
Total		5,106,261
Internet Software & Services 9.2%
eBay, Inc. (a)	227,533	12,336,839
Equinix, Inc. (a)	23,161	5,009,956
Google, Inc., Class A (a)	11,526	9,151,990
Total		26,498,785

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 3.6%
Accenture PLC, Class A	36,738	$2,790,986
Visa, Inc., Class A	45,157	7,669,465
Total		10,460,451
Software 1.0%
Intuit, Inc.	42,192	2,769,905
TOTAL INFORMATION TECHNOLOGY		44,835,402
MATERIALS 3.6%
Chemicals 3.6%
LyondellBasell Industries NV, Class A	33,418	2,115,025
Monsanto Co.	77,467	8,182,839
Total		10,297,864
TOTAL MATERIALS		10,297,864
Total Common Stocks (Cost: $216,740,248)		$282,112,145

	Shares	Value

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	5,885,446	$5,885,446
Total Money Market Funds (Cost: $5,885,446)		$5,885,446
Total Investments (Cost: $222,625,694) (d)		$287,997,591(e)
Other Assets & Liabilities, Net		(501,085)
Net Assets		$287,496,506

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	19,508,681	32,575,289	(46,198,524)	—	5,885,446	3,665	5,885,446

(d)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $222,626,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$65,424,000
Unrealized Depreciation	(52,000)
Net Unrealized Appreciation	$65,372,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements - Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	88,119,893	—	—	88,119,893
Consumer Staples	9,262,675	—	—	9,262,675
Energy	12,799,607	—	—	12,799,607
Financials	29,630,581	—	—	29,630,581
Health Care	47,851,576	—	—	47,851,576
Industrials	36,014,755	3,299,792	—	39,314,547
Information Technology	44,835,402	—	—	44,835,402
Materials	10,297,864	—	—	10,297,864
Total Equity Securities	278,812,353	3,299,792	—	282,112,145
Other
Money Market Funds	5,885,446	—	—	5,885,446
Total Other	5,885,446	—	—	5,885,446
Total	284,697,799	3,299,792	—	287,997,591

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico International Opportunities Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.7%
ARGENTINA 1.1%
MercadoLibre, Inc.	16,146	$1,559,058
BELGIUM 2.7%
Anheuser-Busch InBev NV	40,355	3,996,072
BRAZIL 2.1%
BR Malls Participacoes SA	241,800	3,026,165
CANADA 3.7%
Canadian National Railway Co.	31,669	3,176,401
Canadian Pacific Railway Ltd.	6,766	882,760
IMAX Corp. (a)	54,620	1,459,992
Total		5,519,153
CHINA 2.7%
Baidu, Inc., ADR (a)	16,666	1,461,608
CNOOC Ltd.	844,200	1,623,317
ENN Energy Holdings Ltd.	158,000	875,047
Total		3,959,972
DENMARK 1.4%
Novo Nordisk A/S, Class B	13,230	2,132,440
FRANCE 7.3%
BNP Paribas SA	39,134	2,008,565
Danone SA	42,622	2,965,590
Pernod-Ricard SA	13,138	1,637,109
Schneider Electric SA	26,735	1,953,406
Unibail-Rodamco SE	9,824	2,288,130
Total		10,852,800
GERMANY 7.6%
Adidas AG	28,017	2,906,848
Bayerische Motoren Werke AG	36,430	3,143,231
Fresenius SE & Co. KGaA	18,051	2,228,024
Kabel Deutschland Holding AG	32,435	2,992,700
Total		11,270,803
HONG KONG 2.6%
AIA Group Ltd.	873,200	3,839,223
JAPAN 11.9%
Dena Co., Ltd.	86,900	2,369,457
FANUC CORP.	15,400	2,371,147
Honda Motor Co., Ltd.	78,500	3,023,073
Komatsu Ltd.	71,500	1,710,085

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Marubeni Corp.	307,000	$2,350,423
Mizuho Financial Group, Inc.	1,332,500	2,859,284
Rakuten, Inc.	285,500	2,919,856
Total		17,603,325
NETHERLANDS 2.1%
Ziggo NV	89,231	3,138,038
NORWAY 1.1%
Seadrill Ltd.	45,899	1,672,715
RUSSIAN FEDERATION 2.1%
Yandex NV, Class A (a)	133,353	3,083,121
SINGAPORE 1.0%
Global Logistic Properties Ltd.	709,000	1,505,681
SOUTH AFRICA 1.2%
Naspers Ltd., Class N	29,492	1,837,296
SOUTH KOREA 1.6%
Hyundai Motor Co.	11,607	2,346,296
SWITZERLAND 9.8%
Dufry AG, Registered Shares (a)	11,159	1,384,736
Nestlé SA, Registered Shares	59,833	4,326,910
Roche Holding AG, Genusschein Shares	19,047	4,434,201
Swatch Group AG (The)	3,936	2,288,710
UBS AG, Registered Shares	132,671	2,033,459
Total		14,468,016
TAIWAN 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	80,835	1,389,554
UNITED KINGDOM 22.1%
ARM Holdings PLC	102,923	1,440,318
Barclays PLC	458,536	2,028,507
British Sky Broadcasting Group PLC	297,893	3,996,753
Diageo PLC	128,134	4,039,883
Intercontinental Hotels Group PLC	112,900	3,442,926
Next PLC	25,299	1,678,315
Rolls-Royce Holdings PLC	199,758	3,429,801
Shire PLC	118,254	3,600,808
Standard Chartered PLC	111,548	2,887,289

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Telecity Group PLC	292,119	$4,010,276
Tullow Oil PLC	117,837	2,204,074
Total		32,758,950
UNITED STATES 10.7%
Accenture PLC, Class A	20,052	1,523,350
Liberty Global, Inc., Class C (a)	70,140	4,813,708
LyondellBasell Industries NV, Class A	60,978	3,859,298
Perrigo Co.	27,082	3,215,446
Seagate Technology PLC	64,620	2,362,507
Total		15,774,309
Total Common Stocks (Cost: $113,475,386)		$141,732,987

	Shares	Value

Money Market Funds 4.9%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	7,225,850	$7,225,850
Total Money Market Funds (Cost: $7,225,850)		$7,225,850
Total Investments (Cost: $120,701,236) (d)		$148,958,837(e)
Other Assets & Liabilities, Net		(959,545)
Net Assets		$147,999,292

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,238,245	25,575,795	(19,588,190)	—	7,225,850	1,859	7,225,850

(d)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $120,701,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$29,284,000
Unrealized Depreciation	(1,026,000)
Net Unrealized Appreciation	$28,258,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements - Security Valuation in the most recent Annual Report dated December 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	6,273,700	31,960,740	—	38,234,440
Consumer Staples	—	16,965,564	—	16,965,564
Energy	—	5,500,106	—	5,500,106
Financials	3,026,165	19,450,138	—	22,476,303
Health Care	3,215,446	12,395,473	—	15,610,919
Industrials	4,059,161	11,814,862	—	15,874,023
Information Technology	11,379,198	7,820,051	—	19,199,249
Materials	3,859,298	—	—	3,859,298
Telecommunication Services	—	3,138,038	—	3,138,038
Utilities	—	875,047	—	875,047
Total Equity Securities	31,812,968	109,920,019	—	141,732,987
Other
Money Market Funds	7,225,850	—	—	7,225,850
Total Other	7,225,850	—	—	7,225,850
Total	39,038,818	109,920,019	—	148,958,837

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Fund

March 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 22.7%
Auto Components 0.9%
Delphi Automotive PLC	5,912	$262,493
Distributors 0.4%
LKQ Corp. (a)	5,968	129,864
Hotels, Restaurants & Leisure 3.7%
Brinker International, Inc.	4,200	158,130
Chipotle Mexican Grill, Inc. (a)	280	91,244
Panera Bread Co., Class A (a)	1,420	234,641
Starwood Hotels & Resorts Worldwide, Inc.	6,440	410,421
Wynn Resorts Ltd.	1,481	185,362
Total		1,079,798
Household Durables 1.0%
PulteGroup, Inc. (a)	7,140	144,513
Toll Brothers, Inc. (a)	4,195	143,637
Total		288,150
Internet & Catalog Retail 1.3%
Netflix, Inc. (a)	1,120	212,139
TripAdvisor, Inc. (a)	3,140	164,913
Total		377,052
Leisure Equipment & Products 1.0%
Mattel, Inc.	3,880	169,905
Polaris Industries, Inc.	1,336	123,567
Total		293,472
Media 5.0%
Charter Communications Operating LLC, Class A (a)	2,340	243,781
Discovery Communications, Inc., Class A (a)	4,420	348,031
DISH Network Corp., Class A	7,070	267,953
Liberty Global, Inc., Class A (a)	3,170	232,678
Sirius XM Radio, Inc.	59,800	184,184
Virgin Media, Inc.	3,760	184,127
Total		1,460,754
Multiline Retail 2.0%
Dollar Tree, Inc. (a)	8,840	428,121
Macy’s, Inc.	3,940	164,850
Total		592,971
Specialty Retail 5.9%
AutoZone, Inc. (a)	560	222,191
Dick’s Sporting Goods, Inc.	4,673	221,033
Foot Locker, Inc.	4,270	146,205

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Gap, Inc. (The)	2,690	$95,226
L Brands, Inc.	4,330	193,378
PetSmart, Inc.	3,500	217,350
TJX Companies, Inc.	3,880	181,390
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,340	352,277
Urban Outfitters, Inc. (a)	2,120	82,129
Total		1,711,179
Textiles, Apparel & Luxury Goods 1.5%
lululemon athletica, Inc. (a)	1,254	78,187
Michael Kors Holdings Ltd. (a)	3,540	201,036
PVH Corp.	1,360	145,262
Total		424,485
TOTAL CONSUMER DISCRETIONARY		6,620,218
CONSUMER STAPLES 5.5%
Beverages 1.0%
Beam, Inc.	2,560	162,662
Monster Beverage Corp. (a)	2,577	123,026
Total		285,688
Food & Staples Retailing 2.0%
Kroger Co. (The)	6,600	218,724
Whole Foods Market, Inc.	4,240	367,820
Total		586,544
Food Products 1.7%
Hershey Co. (The)	2,350	205,696
Mead Johnson Nutrition Co.	3,690	285,790
Total		491,486
Personal Products 0.8%
Estee Lauder Companies, Inc. (The), Class A	2,220	142,147
Herbalife Ltd.	2,660	99,617
Total		241,764
TOTAL CONSUMER STAPLES		1,605,482
ENERGY 7.9%
Energy Equipment & Services 3.9%
Cameron International Corp. (a)	4,537	295,812
Core Laboratories NV	525	72,408
FMC Technologies, Inc. (a)	2,680	145,765
Oceaneering International, Inc.	2,620	173,994
Oil States International, Inc. (a)	1,420	115,829
Rowan Companies PLC, Class A (a)	4,750	167,960

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Superior Energy Services, Inc. (a)	6,151	$159,742
Total		1,131,510
Oil, Gas & Consumable Fuels 4.0%
Cabot Oil & Gas Corp.	5,090	344,135
Cobalt International Energy, Inc. (a)	4,080	115,056
Concho Resources, Inc. (a)	3,928	382,705
Continental Resources, Inc. (a)	2,246	195,245
Denbury Resources, Inc. (a)	7,740	144,351
Total		1,181,492
TOTAL ENERGY		2,313,002
FINANCIALS 8.4%
Capital Markets 1.5%
Affiliated Managers Group, Inc. (a)	2,347	360,429
Artisan Partners Asset Management, Inc. (a)	1,658	65,408
Total		425,837
Commercial Banks 2.0%
BankUnited, Inc.	5,588	143,164
First Republic Bank	5,240	202,369
Signature Bank (a)	2,780	218,953
Total		564,486
Diversified Financial Services 1.6%
IntercontinentalExchange, Inc. (a)	1,090	177,746
Moody’s Corp.	5,500	293,260
Total		471,006
Real Estate Investment Trusts (REITs) 2.9%
Digital Realty Trust, Inc.	2,810	188,017
Home Properties, Inc.	3,000	190,260
Plum Creek Timber Co., Inc.	3,620	188,964
Rayonier, Inc.	4,800	286,416
Total		853,657
Thrifts & Mortgage Finance 0.4%
Ocwen Financial Corp. (a)	3,150	119,448
TOTAL FINANCIALS		2,434,434
HEALTH CARE 12.9%
Biotechnology 3.8%
Alexion Pharmaceuticals, Inc. (a)	4,550	419,237
Ariad Pharmaceuticals, Inc. (a)	10,658	192,803
Medivation, Inc. (a)	1,680	78,574

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Onyx Pharmaceuticals, Inc. (a)	3,610	$320,784
Regeneron Pharmaceuticals, Inc. (a)	525	92,610
Total		1,104,008
Health Care Equipment & Supplies 1.9%
Align Technology, Inc. (a)	4,340	145,433
Edwards Lifesciences Corp. (a)	4,840	397,655
Total		543,088
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	5,300	272,685
Brookdale Senior Living, Inc. (a)	6,210	173,135
Catamaran Corp. (a)	5,930	314,468
Total		760,288
Health Care Technology 1.2%
Cerner Corp. (a)	2,220	210,345
HMS Holdings Corp. (a)	5,420	147,153
Total		357,498
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	6,280	263,571
Illumina, Inc. (a)	4,190	226,260
Total		489,831
Pharmaceuticals 1.7%
Actavis, Inc. (a)	2,180	200,800
Perrigo Co.	2,618	310,835
Total		511,635
TOTAL HEALTH CARE		3,766,348
INDUSTRIALS 15.2%
Airlines 1.2%
Delta Air Lines, Inc. (a)	10,510	173,520
United Continental Holdings, Inc. (a)	6,020	192,700
Total		366,220
Building Products 1.5%
Fortune Brands Home & Security, Inc. (a)	7,700	288,211
USG Corp. (a)	5,165	136,563
Total		424,774
Commercial Services & Supplies 1.6%
Clean Harbors, Inc. (a)	3,700	214,933
Stericycle, Inc. (a)	2,475	262,795
Total		477,728

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering 0.5%
KBR, Inc.	4,520	$145,002
Electrical Equipment 2.1%
AMETEK, Inc.	7,567	328,105
Regal-Beloit Corp.	2,090	170,461
Rockwell Automation, Inc.	1,246	107,592
Total		606,158
Machinery 2.2%
Cummins, Inc.	1,980	229,304
Donaldson Co., Inc.	2,444	88,448
Ingersoll-Rand PLC	4,400	242,044
Joy Global, Inc.	1,370	81,543
Total		641,339
Professional Services 2.3%
IHS, Inc., Class A (a)	1,305	136,659
Nielsen Holdings NV	4,421	158,360
Verisk Analytics, Inc., Class A (a)	6,090	375,327
Total		670,346
Road & Rail 1.7%
CSX Corp.	5,010	123,396
JB Hunt Transport Services, Inc.	1,300	96,824
Kansas City Southern	2,410	267,269
Total		487,489
Trading Companies & Distributors 2.1%
Fastenal Co.	4,020	206,427
United Rentals, Inc. (a)	2,779	152,762
WW Grainger, Inc.	1,122	252,427
Total		611,616
TOTAL INDUSTRIALS		4,430,672
INFORMATION TECHNOLOGY 17.1%
Communications Equipment 0.5%
F5 Networks, Inc. (a)	1,680	149,654
Computers & Peripherals 0.4%
NetApp, Inc. (a)	3,480	118,877
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., Class A	2,470	184,386
IPG Photonics Corp.	2,130	141,453
Total		325,839

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 2.4%
CoStar Group, Inc. (a)	1,046	$114,495
Equinix, Inc. (a)	1,560	337,443
LinkedIn Corp., Class A (a)	1,310	230,639
Total		682,577
IT Services 2.9%
Alliance Data Systems Corp. (a)	1,460	236,359
Gartner, Inc. (a)	1,340	72,909
Teradata Corp. (a)	7,180	420,102
Western Union Co. (The)	7,770	116,861
Total		846,231
Semiconductors & Semiconductor Equipment 2.8%
Avago Technologies Ltd.	4,100	147,272
KLA-Tencor Corp.	2,830	149,254
Maxim Integrated Products, Inc.	4,510	147,252
Microchip Technology, Inc.	6,280	230,853
Xilinx, Inc.	3,620	138,175
Total		812,806
Software 7.0%
ANSYS, Inc. (a)	3,670	298,812
Autodesk, Inc. (a)	7,459	307,609
Citrix Systems, Inc. (a)	5,160	372,346
Concur Technologies, Inc. (a)	870	59,734
Electronic Arts, Inc. (a)	9,550	169,035
Fortinet, Inc. (a)	10,000	236,800
Intuit, Inc.	4,210	276,387
Red Hat, Inc. (a)	2,820	142,579
Splunk, Inc. (a)	4,480	179,334
Total		2,042,636
TOTAL INFORMATION TECHNOLOGY		4,978,620
MATERIALS 6.4%
Chemicals 3.7%
Albemarle Corp.	2,630	164,428
CF Industries Holdings, Inc.	1,410	268,422
Eastman Chemical Co.	2,750	192,142
Sherwin-Williams Co. (The)	2,680	452,625
Total		1,077,617
Containers & Packaging 1.2%
Crown Holdings, Inc. (a)	4,210	175,178
Rock Tenn Co., Class A	1,920	178,157
Total		353,335

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 0.8%
Royal Gold, Inc.	3,230	$229,427
Paper & Forest Products 0.7%
International Paper Co.	4,700	218,926
TOTAL MATERIALS		1,879,305
TELECOMMUNICATION SERVICES 1.5%
Wireless Telecommunication Services 1.5%
Crown Castle International Corp. (a)	3,300	229,812
SBA Communications Corp., Class A (a)	2,930	211,019
Total		440,831
TOTAL TELECOMMUNICATION SERVICES		440,831

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 1.0%
Electric Utilities 1.0%
ITC Holdings Corp.	3,160	$282,062
TOTAL UTILITIES		282,062
Total Common Stocks (Cost: $21,922,943)		$28,750,974

	Shares	Value

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	578,205	$578,205
Total Money Market Funds (Cost: $578,205)		$578,205
Total Investments (Cost: $22,501,148) (d)		$29,329,179(e)
Other Assets & Liabilities, Net		(174,858)
Net Assets		$29,154,321

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	806,111	2,647,369	(2,875,275)	578,205	111	578,205

(d)

At March 31, 2013, the cost of securities for federal income tax purposes was approximately $22,501,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,970,000
Unrealized Depreciation	(142,000)
Net Unrealized Appreciation	$6,828,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	6,620,218	—	—	6,620,218
Consumer Staples	1,605,482	—	—	1,605,482
Energy	2,313,002	—	—	2,313,002
Financials	2,434,434	—	—	2,434,434
Health Care	3,766,348	—	—	3,766,348
Industrials	4,430,672	—	—	4,430,672
Information Technology	4,978,620	—	—	4,978,620
Materials	1,879,305	—	—	1,879,305
Telecommunication Services	440,831	—	—	440,831
Utilities	282,062	—	—	282,062
Total Equity Securities	28,750,974	—	—	28,750,974
Other
Money Market Funds	578,205	—	—	578,205
Total Other	578,205	—	—	578,205
Total	29,329,179	—	—	29,329,179

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2013